Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 28, 2012
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to achieve long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class A shares and Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 24 of the Fund's statutory
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 29 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.48%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a "bull market") and a period of material decline in the U.S. stock market (a "bear market"). The Fund will generally focus on 25 to 35 companies (i) with an investment grade debt rating, (ii) with a history of paying common stock dividends, and (iii) with a market capitalization among the top 1,000 companies in the United States.

The Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.

The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to the following factors:

1.  Expected future profits;

2.  Expected sustainable revenue and/or asset growth;

3.  Expected cash investment needed to support expected growth;

4.  Normalized free cash flow after considering Items 1 through 3 above; and

5.  Valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% will be invested in investment grade corporate debt and no more than 5% will be invested in non-investment grade (i.e., "junk" bonds) corporate debt. The Fund also may invest up to 15% of its net assets in foreign equity securities. Additionally, up to 15% of the Fund's net assets may be invested in a combination of convertible securities, options, warrants and rights and other investment companies. The Fund may invest up to 100% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The decision to sell securities is driven by the Adviser's evaluation of prospective total returns relative to the perceived risk of the security in question. A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile. The Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

·  Management Risk - If the Adviser's investment strategies do not produce the expected results, the value of the Fund could decrease.

·  Market Risk - If the stock market as a whole, or the value of an individual company, goes down, the result could be a decrease in the value of the Fund.

·  Value-Style Investing Risk - Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Debt Securities Risk - Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  Medium-Sized Companies Risk - Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.

·  Foreign Securities Risk - Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments.

The Fund may be appropriate for investors who:

•  are pursuing long-term growth of capital;

•  want to add an investment with appreciation potential to diversify their investment portfolio; and

•  can accept the greater risks of investing in a portfolio with significant common stock holdings.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund's Institutional Class shares' annual return from year to year. The table shows how the Fund's average annual returns for one year and since inception compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at
1-877-522-8860.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-522-8860
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Return as of December 31 - Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.91% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -20.25% (quarter ended September 30, 2011).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (for the period ended December 31, 2011)
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	621
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,287
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,604
Annual Return 2010	rr_AnnualReturn2010	15.21%
Annual Return 2011	rr_AnnualReturn2011	(4.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Poplar Forest Partners Fund (Prospectus Summary) | Poplar Forest Partners Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009

[1]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 1.25% and 1.00% of average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.